Sale Of Equipment Installment Receivables (Finance Receivables Repurchased) (Details) - Finance Receivables [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Other Assets [Line Items]
Fair value of repurchased receivables		$ 1,699	$ 1,675	$ 685
Carrying value of deferred purchase price		1,524	1,638	534
Other Selling, General and Administrative Expense, Total	[1]	$ 175	$ 37	$ 151

[1]	These gains are included in “Selling, general and administrative” in the consolidated statements of income.